NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
NOTES PAYABLE

6.    NOTES PAYABLE

On May 15, 2020, May 26, 2020 and May 29, 2020, the Company issued Subordinated Convertible Promissory Notes (each, a “Note”) in an aggregate principal amount of $8,215,000 pursuant to the Note Purchase Agreement, dated May 15 2020, by and among the Company and the noteholders. The maturity date of the Notes is the earlier of (a) two years from the Note issuance; (b) upon acceleration due to an Event of Default; and (c) upon conversion of the Notes in connection with the Company raising equity proceeds of $25,000,000 or more inclusive of the principal amount of the Notes. The Notes accrue 0.25% simple interest per annum (the short-term AFR fixed on the respective Note issuance date). The Notes converted into Series E-2 preferred stock as a result of the Series E raise in June 2020.

In accordance with ASC 815-15-25 the conversion feature of the Promissory Note was considered an embedded derivative instrument that required bifurcation and separate accounting. The feature was recorded at its fair value at issuance date and separated from the underlying note value. The Promissory Note was converted in the same quarter as issuance. Upon conversion, the Company performed a final valuation of the embedded derivative’s fair value which resulted in a loss of $4,323,770 which was recorded in other income (expense), net. The fair market value of the derivative was calculated using a discounted cash flow model, which utilized the original implied discount rate and an adjustment for a change in the market spread. Additionally, the Promissory Note and bifurcated derivative were removed at the carrying amounts, with the difference in the then-current fair value of the shares issued of $102,972 being recorded as a loss on extinguishment within other income (expense), net. There was no impact on the condensed consolidated balance sheet as the issuance and conversion of the note occurred within the same quarter of 2020.

3.    NOTES PAYABLE

On August 24, 2017, the Company issued a Subordinated Unsecured Convertible Promissory Note (“Note”) to a strategic investor in exchange for $25,000,000. The Note was issued pursuant to the Note Purchase Agreement, dated August 28, 2017, by and between the Company and the holder and is subject to the provisions of the Note Purchase Agreement. This Note was subordinated to certain other indebtedness of the Company on the terms set forth in Subordination Agreement by and between the holder and Silicon Valley Bank, dated as of August 18, 2017, with the maturity date earlier of a) August 24, 2018 or b) the time at which the balance of the note is due and payable upon default. The Company promised to pay the principal balance and interest accrued on unpaid principal balance at applicable rate which is a lower of a) highest lawful rate (highest non usurious rate of interest in NY state) or b) 1.29% simple interest per annum. Interest began to accrue on the date of the Note and would continue to accrue on the outstanding until the entire balance was paid (or converted, as provided in the Note) and was computed based on the actual number of days elapsed and on a year of 365 days. Per the agreement, the outstanding principal and any unpaid accrued interest on the Note was convertible into preferred stock if the Company issued and sells preferred stock to investors with total proceeds in excess of $75,000,000 (“the Next Financing”) prior to August 24, 2018 at a conversion price equal to the price per share paid by the investors in the Next Financing multiplied by a factor defined in the Note Purchase Agreement. If the Company did not sell preferred stock in excess of the $75,000,000 threshold, the Note was payable upon maturity at August 24, 2018.

The Company raised in excess of $75,000,000 of additional funding prior to August 24, 2018. As such, the Note converted to 2,501,736 of Series D-1 preferred stock on August 15, 2018 in accordance with the terms of the Note Purchase Agreement.

On May 15, 2020, May 26, 2020 and May 29, 2020, the Company issued Subordinated Convertible Promissory Notes (each, a “Note”) in an aggregate principal amount of $8,215,000 pursuant to the Note Purchase Agreement, dated May 15 2020, by and among the Company and the noteholders. The maturity date of the Notes is the earlier of (a) two years from the Note issuance; (b) upon acceleration due to an event of default; and (c) upon conversion of the Notes in connection with the Company raising equity proceeds of $25,000,000 or more inclusive of the principal amount of the Notes. The Notes accrue 0.25% simple interest per annum (the short-term AFR fixed on the respective Note issuance date). The Notes converted into Series E-2 preferred stock as a result of the Series E raise in June 2020.

In accordance with ASC 815-15-25 the conversion feature of the Promissory Note was considered an embedded derivative instrument that required bifurcation and separate accounting. The feature was recorded at its fair value at issuance date and separated from the underlying note value. The Promissory Note was converted in the same quarter as issuance. Upon conversion, the Company performed a final valuation of the embedded derivative’s fair value which resulted in a loss of $4,323,770 which was recorded in Other Income (Expense), Net. The fair market value of the derivative was calculated using a discounted cash flow model, which utilized the original implied discount rate and an adjustment for a change in the market spread. Additionally, the Promissory Note and bifurcated derivative were removed at the carrying amounts, with the difference in the then-current fair value of the shares issued of $102,972 being recorded as a loss on extinguishment within Other Income (Expense), Net. There was no impact on the consolidated balance sheet as the issuance and conversion of the note occurred within the same quarter of 2020.